Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Jan. 02, 2016
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information
QUARTERLY FINANCIAL DATA (UNAUDITED)

	First	Second	Third	Fourth
(in millions, except per share amounts)	Quarter	Quarter	Quarter	Quarter

Fiscal Year 2015:
Net sales	$1,345	$1,410	$1,339	$1,447
Gross profit	950	986	914	946
Net earnings attributable to St. Jude Medical, Inc.	262	290	215	113
Basic net earnings per share attributable to St. Jude Medical, Inc.	$0.93	$1.03	$0.76	$0.40
Diluted net earnings per share attributable to St. Jude Medical, Inc.	$0.91	$1.02	$0.75	$0.39

Fiscal Year 2014:
Net sales	$1,363	$1,448	$1,372	$1,439
Gross profit	980	1,015	960	1,014
Net earnings attributable to St. Jude Medical, Inc.	249	270	238	245
Basic net earnings per share attributable to St. Jude Medical, Inc.	$0.88	$0.95	$0.83	$0.86
Diluted net earnings per share attributable to St. Jude Medical, Inc.	$0.86	$0.93	$0.82	$0.84